Income Tax Expense - Schedule of Provision for Income Taxes from Continuing Operations (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income tax (benefit)/ expense:
Current income tax benefit			$ (10,863)
Deferred income tax (benefit)/expense	21,829	(19,291)	(2,090)
Income tax (benefit)/ expense	$ 21,829	$ (19,291)	$ (12,953)